Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000831114_SupplementTextBlock

The RBB Fund, Inc.

Scotia Dynamic U.S. Growth Fund

Class I

Class II

Institutional

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated May 14, 2014

to Prospectus dated March 21, 2014

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective July 14, 2014, the Scotia Dynamic U.S. Growth Fund (the “Fund”) will impose a 2% redemption fee on proceeds from shares redeemed within 60 days following their acquisition.  Accordingly, the “Fees and Expenses of the Fund” table on page 1 of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Scotia Dynamic U.S. Growth Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Accordingly, the Fund's "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred for the Fund for the current fiscal year.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Institutional
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[2]
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.74%	[2]
Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[2]
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.84%	[2]
Class II
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.99%	[2]

[1]	The Fund operated as a series of Scotia Institutional Funds prior to the close of business on March 21, 2014 (the "Predecessor Fund"), at which time the Predecessor Fund was reorganized into the Fund. Accordingly, the Fund's "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred for the Fund for the current fiscal year.
[2]	Scotia Institutional Asset Management US, Ltd. ("SIAM" or the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.74% for Institutional Shares, 0.84% for Class I Shares and 0.99% for Class II Shares until December 31, 2015. Prior to such date, this contractual agreement may only be terminated by the Fund's Board of Directors. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.